Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

CTS has the following intangible assets as of December 31:

	2013		2012

($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Amortized intangible assets:
Customer lists/relationships	$51,804	$(21,490)	$63,774	$(25,084)
Patents	10,319	(10,319)	10,319	(10,319)
Other intangibles	12,270	(2,492)	12,090	(672)

Total	74,393	(34,301)	86,183	(36,075)
In-process research & development	690	—	870	—
Goodwill	32,047	—	32,547	—

Total net intangible assets	$107,130	$(34,301)	$119,600	$(36,075)

Summary of Reconciliation of Goodwill

The following table reconciles the beginning and ending balances of CTS’ goodwill for the periods ended December 31, 2013 and December 31, 2012:

($ in thousands)	Total

Balance at January 1, 2012	$500
Valpey-Fisher acquisition	7,665
D&R acquisition	24,382

Balance at December 31, 2012	32,547
2013 reduction – sale of EMS business	(500)

Balance at December 31, 2013	$32,047